Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2023
Loans and Convertible Bridge Financing [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 7:	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.	In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (collectively, the “CLA August 2017”), pursuant to which the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600.

As part of the CLA August 2017, the Company also issued to the lenders five-year warrants to purchase an aggregate 905,555 ordinary shares, at an exercise price of $1.20 per ordinary share. The Company classified the warrants as liabilities due to their nature in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years). As of December 31, 2021, the fair value of the warrants amounted to $5,841. The warrants were forfeited during 2022.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50, in October 2018 to $0.17 and further adjusted in September 2021 to $0.07. The Company accounted for the convertible loans in accordance with ASC 470-20, “Debt with conversion and other Options.” According to ASC 470-20-30-8, since the intrinsic value of the beneficial conversion feature (“BCF”) exceeds the entire proceeds of the convertible loan, the Company allocated the entire proceeds to the BCF as additional paid in capital. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

In connection with the convertible loan agreement signed in October 2018 as described in section c. below, the lenders in the CLA August 2017 agreed to extend the original maturity date for an additional 24 months. In addition, the Company issued to certain participants in the CLA August 2017 additional four-year warrants to purchase in the aggregate 1,659,971 ordinary shares at an exercise price of $0.17. The Company classified the warrants as liabilities in the amount of $42,591. As of December 31, 2021, the fair value of the warrants amounted to $11,359. The warrants were forfeited during 2022.

The CLA August 2017 was required to be repaid by October 2020. The majority of the lenders did not exercise their conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amounts (principal and interest) became repayable in cash at such time. The Company did not timely repay such loan amounts due to financial difficulties and therefore, the Company is in default under those agreements.

b.

On May 8, 2018, the Company entered into a Share Purchase Agreement with an existing shareholder (collectively, the “CLA May 2018”), pursuant to which the shareholder provided the Company with an 18-month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years). The warrants were forfeited during 2023.

The CLA May 2018 was required to be repaid by November 2019. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash at such time. The Company did not timely repay such loan due to financial difficulties and therefore, the Company is in default under this agreement.

c.

On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (collectively, the “CLA November 2018”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued to the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The warrants were forfeited during 2020.

The CLA November 2018 was required to be repaid by November 2020. The lenders did not exercise their conversion right under the convertible loans prior to the repayment date and therefore, the outstanding amount (principal and interest) became repayable in cash at such time. The Company did not timely repay the loans due to financial difficulties and therefore, the Company is in default under these agreements.

On September 23, 2021, $25,000 of the amounts outstanding under the CLA November 2018 (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled. The remainder of that the amounts outstanding under the CLA November 2018 were not converted and are referred to as the ‘CLA November 2018’ from that date onwards.

d.

In August, September and December 2019, the Company entered into several convertible loan agreements with a new investor and existing shareholders (collectively, the “CLA August-December 2019”), pursuant to which they provided the Company with convertible loans in an aggregate principal amount of $475,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,375,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The warrants were forfeited during 2021.

On September 23, 2021, $375,000 out of amounts outstanding under the CLA August-December 2019 (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled. The remainder of the amounts outstanding under the CLA August-December 2019 were not converted and are referred to as the ‘CLA August 2019’ from that date onwards.

e.	The fair value of the warrants issued as part of the convertible loan agreements (“CLAs”) along with warrant issued as finder’s fees were bifurcated out of the principal loans. Commencing with the grant dates, the Company calculates the accretion back to the principal amount during the CLAs’ period along with the related interest and record them financial expenses in connection with convertible loans as part of the financial expenses (income), net line item within the statement of operations.

The Company’s CLAs presented as part of its current liabilities as of December 31, 2022 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2022

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$861,764	See Note 7.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		241,557	See Note 7.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	247,629	See Note 7.c.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	119,263	See Note 7.d.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,470,213

(*)	Those CLAs were not repaid on time and therefore were in default as of December 31, 2022. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.

The Company’s CLAs presented as part of its current liabilities as of December 31, 2023 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2023

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$900,864	See Note 7.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		252,891	See Note 7.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	259,129	See Note 7.c.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	125,013	See Note 7.d.
	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,537,897

(*)	Those CLAs were not repaid on time and therefore were in default as of December 31, 2023. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.

(**)	Structured as a 24-month convertible loan or less in case of a public offering event.